NET INCOME PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to shareholders of the Company | ¥		¥ 4,024,173	¥ 5,781,725	¥ 3,496,606
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share		312,589,273	307,265,600	298,222,207
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method		9,429,237	14,132,153	8,442,892
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share		322,018,510	321,397,753	306,665,099
Basic net income per share | (per share)	$ 1.87	¥ 12.87	¥ 18.82	¥ 11.72
Diluted net income per share | (per share)	$ 1.81	¥ 12.50	¥ 17.99	¥ 11.40
Anti-dilutive securities excluded from the calculation of diluted net income per share		0	0	0